UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

SMITH BARNEY MUNI FUNDS

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  MARCH 31,
Date of reporting period: SEPTEMBER 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

W H A T ’ S   I N S I D E

Letter from the Chairman	1
Fund at a Glance	5
Fund Expenses	6
Schedule of Investments	8
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	23

LETTER FROM THE CHAIRMAN

Dear Shareholder,

For the first time in four years, the Federal Reserve Board (“Fed”)[i] pushed short-term interest rates higher during the six months ended September 30, 2004.The Fed raised its target for the closely watched federal funds rateii by 0.25% on three occasions, increasing it from a four-decade low of 1.00% at the end of June to 1.75% in September. Following the end of the fund’s reporting period, at its November meeting, the Fed once again raised its target for the federal funds rate by 0.25% to 2.00%. Higher rates can help slow a potential acceleration of economic growth and thereby help maintain a balance between that growth and the inflation that can generally accompany it.

Although inflation picked up earlier this year, recently reported figures were benign. The U.S. economy grew at a more moderate rate during the second quarter versus the first, according to data released in Septemberiii, albeit at a significantly stronger pace than the second quarter of last year. Following robust results in the early spring, labor market growth tapered off, picked up in the late summer and held steady through the end of the period.iv

While rising interest rates are generally troublesome for longer-term fixed income securities, because bond prices decline as rates are expected to rise, rising rates result in higher levels of income on new bonds issued in the future. Municipal bonds returned -2.37%v in the second quarter amid expectations that the Fed was positioning to push rates higher. Given that bond prices had already factored in rate hikes to a significant extent during the second quarter, and coupling this with investors’ reaction to a lack of inflationary pressures, bond prices bounced back in the third quarter.Yieldsvi correspondingly dropped to levels virtually in line with those when the period began, and municipal bonds finished the period in modestly positive territory on a total return basis, which includes reinvested dividend income.v

On a local level, the Lehman Brothers Florida Municipal Bond Index returned 1.36% over the six months ended September 30, 2004.vii The broader-based Lehman Brothers Municipal Bond Index returned 1.43%.v

Given the portfolio manager’s view prior to the period that interest rates were poised to rise, and that recent figures could potentially understate actual inflation, the fund assumed a defensive posture in terms of its overall duration, or price sensitivity to interest rate movements.This low-duration approach to managing interest rate risk limited the fund’s ability to completely participate in upside market movements during intervals when bond prices rose, such as during the third quarter, when

1 Smith Barney Muni Funds | 2004 Semi-Annual Report

municipal bonds collectively returned 3.89%.v However, the fund benefited from this approach in absolute terms when bond prices dropped, particularly in the spring. In the recent market environment, the portfolio manager believes his defensive approach to reducing potential volatility was more prudent than a longer-duration strategy.

Performance Review

Within this environment, the fund performed as follows: For the six months ended September 30, 2004, Class A shares of the Smith Barney Muni Funds —Florida Portfolio, excluding sales charges, returned 1.31%. In comparison, the broad-based Lehman Brothers Municipal Bond Index,viii returned 1.43% for the same period and the Lipper Florida municipal debt funds category average1 was 1.08%.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

PERFORMANCE SNAPSHOT
AS OF SEPTEMBER 30, 2004
(excluding sales charges)

6 Months

Class A Shares — Florida Portfolio	1.31%

Lehman Brothers Municipal Bond Index	1.43%

Lipper Florida Municipal Debt Funds Category Average	1.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

Excluding sales charges, Class B shares returned 1.05% and Class C shares returned 1.02% over the six months ended September 30, 2004.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2004, calculated among the 62 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

2 Smith Barney Muni Funds | 2004 Semi-Annual Report

Special Shareholder Notice

On February 2, 2004, initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators.The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations.The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S.Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff.Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 10, 2004

3 Smith Barney Muni Funds | 2004 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund's share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund’s losses from events affecting a particular issuer. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Source: U.S. Federal Reserve Board. The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii	Source: Commerce Department (Bureau of Economic Analysis). Refers to quarterly growth of Gross Domestic Product ("GDP"). Gross domestic product is a market value of goods and services produced by labor and property in a given country.

iv	Source: Bureau of Labor Statistics.

v	Source: Based upon the performance of the Lehman Brothers Municipal Bond Index over the referenced period, which is a broad measure of the municipal bond market with maturities of at least one year.
vi	Yields are based upon data reflecting average yields of a universe of municipal bonds over the stated period derived via data on Bloomberg L.P.

vii	Source: Based upon the performance of the Lehman Brothers Florida Municipal Bond Index over the referenced period, which is a broad measure of the Florida municipal bond market with maturities of at least one year.

viii	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

4 Smith Barney Muni Funds | 2004 Semi-Annual Report

5 Smith Barney Muni Funds | 2004 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, includ ing management fees; distribution and/or service (12b-1) fees; and other Fund expenses.This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses.You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratios	the Period(3)

Class A	1.31%	$1,000.00	$1,013.10	0.70%	$3.53

Class B	1.05	1,000.00	1,010.50	1.22	6.15

Class C(4)	1.02	1,000.00	1,010.20	1.26	6.35

(1)	For the six months ended September 30, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	On April 29, 2004, Class L shares were renamed as Class C shares.

6 Smith Barney Muni Funds | 2004 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads).Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratios	the Period(2)

Class A	5.00%	$1,000.00	$1,021.56	0.70%	$3.55

Class B	5.00	1,000.00	1,018.95	1.22	6.17

Class C(3)	5.00	1,000.00	1,018.75	1.26	6.38

(1)	For the six months ended September 30, 2004.
(2)	Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3)	On April 29, 2004, Class L shares were renamed as Class C shares.

7 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited)		September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Cogeneration Facilities — 0.7%
$1,500,000	BBB-	Martin County IDA, Indiantown, (Cogeneration Project),
		7.875% due 12/15/25 (b)	$1,534,425

Education — 10.5%
3,000,000	NR	Capital Projects Finance Authority, Student Housing
		Revenue, Cafra Capital Corp., (Capital Projects Loan
		Program), Series A, 7.850% due 8/15/31 (c)	2,986,230
3,000,000	AAA	Florida State Board of Education Cap Outlay, Public Education,
		Series B, FGIC-Insured, 5.000% due 6/1/19 (c)	3,240,840
		Florida State Board of Education Lottery Revenue:
4,000,000	AAA	Series B, 5.250% due 7/1/15 (c)	4,448,440
5,000,000	AAA	Series C, 5.000% due 7/1/16 (c)	5,389,800
1,000,000	AAA	University of Central Florida, Athletics Association, CTFS
		Partnerships, Series A, FGIC-Insured, 5.250% due 10/1/34	1,049,950
2,790,000	A	Virgin Islands University Refunding & Improvement, Series A,
		ACA-Insured, 6.250% due 12/1/29 (c)	3,072,878
2,875,000	Baa3*	Volusia County Educational Facilities Authority Revenue,
		Embry-Riddle Aeronautical University, Series A,
		6.125% due 10/15/16 (c)	3,043,561

			23,231,699

Finance — 2.0%
1,200,000	BBB+	Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06	1,282,212
2,000,000	A	Virgin Islands Public Finance Authority Revenue,
		Series A, ACA-Insured, 5.500% due 10/1/18	2,100,980
1,000,000	NR	Virgin Islands Public Finance Authority Revenue, Series E,
		5.750% due 10/1/13	1,031,000

			4,414,192

General Obligation — 2.8%
3,220,000	AA+	Florida State Board of Education GO, Public Education,
		Series C, 5.250% due 6/1/19 (c)	3,553,850
2,000,000	AAA	Puerto Rico Commonwealth GO, XLCA-Insured, 8.749% due 7/1/17 (d)	2,677,000

			6,230,850

Government Facilities — 1.7%
750,000	AAA	Florida State Department of Corrections, COP, Okeechobee
		Correctional, AMBAC-Insured, 6.250% due 3/1/15	778,388
2,335,000	AAA	Lee County Justice Center Complex Inc., Improvement Revenue,
		Series A, MBIA-Insured, 11.125% due 1/1/11 (c)(e)(f)	2,993,587

			3,771,975

Hospitals — 24.4%
860,000	AAA	Bradford County Health Facilities Authority Revenue, (Santa Fe
		Health Care Facilities Project), 6.050% due 11/15/16 (e)	1,021,955
600,000	AAA	Cape Coral Health Facilities Authority, Hospital Revenue,
		(Cape Coral Medical Center Project), 8.125% due 11/1/08 (e)	672,564

See Notes to Financial Statements.

8 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		September 30, 2004
FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Hospitals — 24.4% (continued)
$ 655,000	Aaa*	Collier County Health Facilities Authority Revenue,
		11.000% due 12/1/10 (e)	$ 830,966
		Dade County IDR:
2,895,000	NR	Miami Cerebral Palsy Services Project, 8.000% due 6/1/22 (c)	2,961,990
2,355,000	AAA	Susanna Wesley Health Center, Series A, FHA-Insured,
		6.625% due 7/1/30	2,416,748
820,000	AAA	Dunedin Health Facilities Authority Revenue, Mease Hospital Inc.,
		7.600% due 10/1/08 (e)	905,920
2,000,000	Aaa*	Escambia County Health Facilities Authority Revenue,
		Florida Health Care Facility Loan, VHA Program,
		AMBAC-Insured, 5.950% due 7/1/20	2,133,000
3,000,000	A	Highlands County Health Facilities Authority Revenue,
		Hospital-Adventis, (Sunbelt-Inc. Project), Series A
		6.000% due 11/15/31 (c)	3,213,480
1,775,000	NR	Homestead IDR, Community Rehabilitation Providers Program,
		Series A, 7.950% due 11/1/18	1,795,217
2,490,000	NR	Lee Memorial Health System Board of Directors, Florida
		Hospital Revenue, FSA-Insured, 9.562% due 4/1/10 (c)(d)	3,279,380
40,000	AAA	Martin Memorial Hospital Association Inc., Stuart Revenue,
		8.000% due 10/1/08 (e)	44,505
1,000,000	BB	Miami Beach Health Facilities Authority Hospital Revenue,
		(Mt. Sinai Medical Center Project), Series A,
		6.800% due 11/15/31	1,035,780
		Orange County, Florida Health Facilities Authority Revenue:
3,000,000	A	Adventist Health Systems, 6.500% due 11/15/30 (c)	3,294,630
2,000,000	NR	First Mortgage Healthcare Facilities, 9.000% due 7/1/31	2,044,300
		Orlando Regional Healthcare System:
2,000,000	A	5.750% due 12/1/32	2,102,040
1,000,000	A	Series E, 6.000% due 10/1/26	1,061,940
3,080,000	AAA	Southern Adventist Hospital, 8.750% due 10/1/09 (e)	3,563,190
2,795,000	AAA	Palm Beach County Health Facilities Authority Revenue,
		(John F. Kennedy Memorial Hospital Inc. Project), Series C,
		9.500% due 8/1/13 (c)(e)	3,660,947
2,000,000	A1*	Pinellas County Health Facilities Authority Revenue,
		Baycare Health System, 5.500% due 11/15/33	2,070,580
		Sarasota County Public Hospital Board Revenue, Sarasota
		Memorial Hospital, Series B, MBIA-Insured:
5,000,000	AAA	5.250% due 7/1/24 (c)	5,452,350
3,485,000	AAA	5.500% due 7/1/28 (c)	3,870,336
2,000,000	A	South Lake County Hospital District Revenue, South Lake Hospital Inc.,
		Orlando Regional Healthcare, 6.000% due 10/1/22	2,122,960

See Notes to Financial Statements.

9 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Hospitals — 24.4% (continued)
		West Orange Healthcare District Revenue, Series A:
$2,000,000	A	5.650% due 2/1/22	$ 2,078,740
2,000,000	A	5.800% due 2/1/31	2,059,860

			53,693,378

Housing: Multi-Family — 6.7%
345,000	AAA	Clearwater MFH Revenue, (Drew Gardens Project), Series A,
		FHA-Insured, 6.500% due 10/1/25	348,171
		Florida HFA:
1,085,000	AAA	Antigue Club Apartments, Series A-1, AMBAC-Insured,
		6.750% due 8/1/14 (b)	1,113,959
2,900,000	BB+	Sr. Lien, Series I-1, 6.625% due 7/1/28 (b)	2,694,680
1,785,000	BBB-	Sunset Place, Series K-1, 6.000% due 10/1/19	1,768,989
1,000,000	BBB	The Vineyards Project, Series H, 6.500% due 11/1/25	1,026,160
		Florida Housing Finance Corporate Revenue:
1,500,000	Aaa*	Augustine Club Apartment, Series D, MBIA-Insured,
		5.750% due 10/1/30	1,590,150
975,000	Ba2*	Series D-2, 8.250% due 10/1/30	927,001
1,480,000	AAA	Lee County HFA, MFH Revenue, (Brittany Phase II Project),
		Series A, FNMA-Collateralized, 6.100% due 12/1/32 (b)	1,578,701
1,000,000	AAA	Oceanside Housing Development Corp., MFH
		Mortgage Revenue, FHA-Insured, 6.875% due 2/1/20	1,001,860
2,065,000	Aaa*	Orange County HFA, MFH Revenue, RHA/Affordable Housing III,
		Series A, MBIA-Insured, 6.200% due 7/1/20	2,082,821
500,000	A	Pasco County HFA, Multi-Family Revenue, (Pasco Woods
		Apartments Project), Series A, 5.700% due 8/1/19 (b)	522,310

			14,654,802

Housing: Single-Family — 1.1%
720,000	Aaa*	Brevard County HFA, Single-Family Mortgage Revenue,
		GNMA/FNMA-Collateralized, 6.400% due 9/1/23 (b)	736,171
		Dade County HFA, Series A, GNMA/FNMA-Collateralized:
415,000	Aaa*	Home Ownership Mortgage Revenue, 6.375% due 4/1/33 (b)	430,284
835,000	AAA	Single-Family Mortgage Revenue, 6.700% due 4/1/28 (b)	856,994
105,000	Aaa*	Duval County HFA, Single-Family Mortgage Revenue,
		GNMA-Collateralized, 6.700% due 10/1/26 (b)	107,442
100,000	AAA	Leon County HFA, Single-Family Mortgage Revenue, Multi-County
		Program, Series B, GNMA/FHLMC-Collateralized,
		7.300% due 1/1/28 (b)	101,615
285,000	AAA	Virgin Islands HFA, Single-Family Mortgage Revenue, Series A,
		GNMA-Collateralized, 6.500% due 3/1/25 (b)	291,900

			2,524,406

Industrial Development — 3.2%
4,000,000	NR	Hillsborough County IDA, Exempt Facility Revenue, National
		Gypsum, Series A, 7.125% due 4/1/30 (b)(c)	4,287,000
990,000	NR	Orlando Florida Urban Community Development District,
		Series A, 6.950% due 5/1/33	1,055,429

		See Notes to Financial Statements.

		10 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Industrial Development — 3.2% (continued)
$ 351,000	AAA	Osceola County IDA Revenue, (Community Provider Pooled
		Loan Program), Series A, FSA-Insured, 7.750% due 7/1/10	$ 352,632
1,000,000	NR	St. John’s County IDA, First Mortgage Revenue, Presbyterian
		Retirement, Series A, 5.625% due 8/1/34	1,003,530
240,000	AAA	West Palm Beach IDR, AMBAC-Insured, 11.375% due 6/1/11 (e)	316,212

			7,014,803

Miscellaneous — 7.4%
2,685,000	NR	Bonita Springs Vasari Capital Improvement, Series A,
		6.950% due 5/1/32 (c)	2,860,948
		Capital Region Community Development District Revenue,
		Capital Improvement, Series A-2:
965,000	NR	6.850% due 5/1/31	1,031,739
990,000	NR	6.700% due 5/1/32	1,048,776
560,000	AAA	Escambia County Capital Improvement Revenue, MBIA-Insured,
		11.000% due 1/1/07 (e)	622,037
220,000	AAA	Fort Myers Improvement Revenue, AMBAC-Insured,
		10.375% due 10/1/13 (e)	293,055
		Lee County Capital Bonds, MBIA-Insured:
205,000	AAA	9.500% due 10/1/05 (e)	212,163
75,000	AAA	7.400% due 10/1/09 (e)	84,494
2,570,000	NR	Mediterra North Community Development District, Capital
		Improvement Revenue, 6.800% due 5/1/31 (c)	2,717,492
1,200,000	AAA	North Springs Improvement District, MBIA-Insured,
		7.000% due 10/1/09	1,434,384
2,500,000	AAA	Port Palm Beach District Revenue, Capital Appreciation, Series A,
		MBIA-Insured, zero coupon due 9/1/21	975,700
990,000	NR	Renaissance Community Development District, Florida Capital
		Improvement Revenue, Series A, 7.000% due 5/1/33	1,060,043
2,455,000	NR	Reunion East Community Development District, Florida
		Special Assessment, Series A, 7.375% due 5/1/33	2,639,444
70,000	AAA	Tallahassee Capital Improvement Revenue, AMBAC-Insured,
		9.250% due 11/15/07 (e)	77,974
1,115,000	NR	Waterchase Community Development District,
		Capital Improvement Revenue, 6.700% due 5/1/32	1,177,128

			16,235,377

Pollution Control — 2.3%
3,500,000	BBB	Escambia County PCR, (Champion International Corp. Project),
		6.900% due 8/1/22 (b)(c)	3,590,650
1,390,000	BB+	Putnam County Development Authority PCR, Georgia Pacific
		Corp. 1984, 7.000% due 12/1/05	1,402,969

			4,993,619

See Notes to Financial Statements.

11 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)			September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Public Facilities — 2.6%
$ 80,000	AAA	Dade County Special Obligation, (Miami Beach Convention
		Center Project), FGIC-Insured, 8.625% due 12/1/07 (e)	$ 88,828
		Florida Municipal Loan Council Revenue, MBIA-Insured:
1,625,000	AAA	5.250% due 11/1/18	1,825,948
1,805,000	AAA	Series C, 5.250% due 11/1/20	1,997,413
		Tampa Sports Authority Revenue, (Tampa Bay Arena Project),
		MBIA-Insured:
500,000	AAA	6.050% due 10/1/20	614,850
1,000,000	AAA	6.100% due 10/1/26	1,213,980

			5,741,019

Tax Allocation — 6.2%
2,000,000	NR	Bonnet Creek Resort Community Development District,
		Florida Special Assessment, 7.375% due 5/1/34	2,117,540
1,995,000	NR	Century Parc Community Development District, Florida Special
		Assessment, 7.000% due 11/1/31	2,091,279
15,000	AAA	Lauderhill Florida Sales Tax Revenue, AMBAC-Insured,
		9.500% due 10/1/04 (e)	15,000
1,000,000	A-	Miami Beach Redevelopment Agency Tax Increment Revenue,
		City Center-Historic Convention, Series B, 6.350% due 12/1/22	1,062,730
2,465,000	NR	Panther Trace Florida Community Development District, Special
		Assessment, Series A, 7.250% due 5/1/33	2,672,183
1,490,000	NR	Rivercrest Community Development District, Special Assessment
		Revenue, 7.000% due 5/1/32	1,590,813
1,000,000	NR	Sumter Landing Community Development District,
		Florida Special Assessment Revenue, 6.875% due 5/1/23	1,044,450
		Tampa Utility and Tax & Special Revenue, Series A,
		AMBAC-Insured:
1,640,000	AAA	5.250% due 10/1/19	1,813,463
1,000,000	AAA	5.250% due 10/1/21	1,095,640

			13,503,098

Tobacco — 1.1%
2,035,000	AAA	Tampa Guaranteed Entitlement Revenue, MBIA-Insured,
		9.750% due 10/1/08 (e)	2,344,442

Transportation — 5.7%
2,000,000	NR	Capital Travel Agency Revenue, Seminole Tribe Convention,
		Series A, 8.950% due 10/1/33	2,359,180
1,050,000	AAA	Florida State Broward County, 10.000% due 7/1/14 (e)	1,495,746
500,000	CC	Hillsborough County Aviation Authority Revenue, Special Purpose,
		(Delta Airlines Project), 6.800% due 1/1/24	199,590
		Lee County Southwest Regional Airport Revenue, MBIA-Insured:
1,140,000	AAA	8.625% due 10/1/09 (e)	1,316,073
1,070,000	AAA	9.625% due 10/1/09 (e)	1,264,911

		See Notes to Financial Statements.

		12 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Transportation — 5.7% (continued)
$1,000,000	Aaa*	Polk County Transportation Improvement Revenue, FSA-Insured,
		(Call 12/1/10 @ 101), 5.250% due 12/1/22 (g)	$ 1,136,310
		Sanford Airport Authority IDR, (Central Florida Terminals Inc. Project):
		Series A:
1,000,000	NR	7.500% due 5/1/15 (b)	772,920
2,000,000	NR	7.750% due 5/1/21 (b)	1,490,640
645,000	NR	Series C, 7.500% due 5/1/21 (b)	480,660
		Santa Rosa Bay Bridge Authority Revenue:
1,085,000	B-	6.250% due 7/1/28	951,729
5,000,000	B-	Capital Appreciation, zero coupon due 7/1/17	1,170,400

			12,638,159

Utilities — 10.3%
3,000,000	AAA	Escambia County Utility System Authority, Revenue Bonds,
		Series B, FGIC-Insured, 6.250% due 1/1/15 (c)	3,626,940
2,025,000	AAA	Gainesville FL Utilities System Revenue, 8.125% due 10/1/14 (e)	2,501,604
1,285,000	AAA	Hillsborough County Utility Revenue, MBIA-Insured,
		9.875% due 12/1/11 (e)	1,592,886
270,000	AAA	Key West Utility Board Electric Revenue, AMBAC-Insured,
		9.750% due 10/1/13 (e)	351,081
2,500,000	AA	Orlando Florida Utilities Community Water & Electricity Revenue,
		5.250% due 10/1/19	2,738,275
2,025,000	Aaa*	Polk County Utilities System Revenue, FGIC-Insured,
		5.000% due 10/1/24	2,118,980
3,000,000	AAA	Puerto Rico Electric Power Authority Revenue, MBIA-Insured,
		5.375% due 7/1/19 (c)	3,349,290
		Sunrise Utility System Revenue Refunding, AMBAC-Insured:
3,000,000	AAA	5.200% due 10/1/22 (c)	3,321,630
2,000,000	AAA	5.000% due 10/1/28	2,077,660
1,000,000	AAA	Village Center Community Development, Utility Revenue Bonds,
		MBIA-Insured, 5.250% due 10/1/23	1,075,640

			22,753,986

Water & Sewer — 5.6%
135,000	AAA	Collier County Water Revenue, AMBAC-Insured,
		8.875% due 5/1/12 (e)	166,834
670,000	AAA	Palm Beach County Solid Waste Authority Revenue, MBIA-Insured,
		10.000% due 12/1/04 (e)(f)	679,058
2,320,000	NR	Port St. Lucia Special Assessment Revenue, South Lennard,
		Series A, 7.125% due 9/1/21	2,401,107
1,215,000	AAA	Puerto Rico Commonwealth Aqueduct & Sewer Authority
		Revenue, 10.250% due 7/1/09 (e)	1,471,572
270,000	AAA	Tamarac Water & Sewer Utility Revenue, AMBAC-Insured,
		9.250% due 10/1/10 (e)	317,963

See Notes to Financial Statements.

13 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		September 30, 2004

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Water & Sewer — 5.6% (continued)
$2,465,000	AAA	Tampa Water & Sewer System Revenue Refunding,
		6.900% due 10/1/16 (c)(e)	$ 3,013,734
3,210,000	AAA	West Coast Regional Water Supply Authority, Capital Improvement
		Revenue, AMBAC-Insured, (Call 10/1/10 @ 100),
		10.400% due 10/1/13 (c)(g)	4,193,705

			12,243,973

		TOTAL INVESTMENTS — 94.3% (Cost — $198,219,988**)	207,524,203
		Other Assets in Excess of Liabilities — 5.7%	12,566,036

		TOTAL NET ASSETS — 100.0%	$220,090,239

(a)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*) which are rated by Moody’s Investors Service, Inc.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)	All or a portion of this security is segregated for open futures contracts.
(d)	Residual interest bonds — coupon varies inversely with level of short-term tax-exempt interest rates.
(e)	Bonds are escrowed to maturity by U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
**	Aggregate cost for Federal income tax purposes is substantially the same.
See pages 15 and 16 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.

14 Smith Barney Muni Funds | 2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—Bonds rated “BB”,“B”,“CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.”BB” indicates the lowest degree of speculation than “B” with the terms of the obligation.”BB” indicates the lowest degree of speculation than “B” and “CC” the highest degree of speculation.While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to each generic rating from “Aa” to “B”, where 1 is the highest and 3 the lowest-rating within its generic category.

Aaa	—Bonds rated “Aaa” are judged to be of the best quality.They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—Bonds rated “Aa” are judged to be of high quality by all standards.Together with the “Aaa” group they comprise what are generally known as high grade bonds.They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes in this class.

15 Smith Barney Muni Funds | 2004 Semi-Annual Report

Bond Ratings (unaudited) (continued)

B	—Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

NR	—Indicates that the bond is not rated by Standard & Poor’s, or Moody’s.

Short Term Ratings (unaudited)

SP-1	—Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—Standard & Poor’s highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safely regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a (+) sign.

VMIG 1	—Moody’s highest rating for issues having demand feature — VRDO.

P-1	—Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ACA	—American Capital Assurance	GO	—General Obligation

AIG	—American International Guaranty	HFA	—Housing Finance Authority

AMBAC	—Ambac Assurance Corporation	IDA	—Industrial Development Agency

CONNIE LEE	—College Construction Loan Insurance Association	IDR	—Industrial Development Revenue

COP	—Certificate of Participation	INFLOS	—Inverse Floaters

FGIC	—Financial Guaranty Insurance Company	LOC	—Letter of Credit

FHA	—Federal Housing Administration	MBIA	—Municipal Bond Investors Assurance Corporation

FHLMC	—Federal Home Loan Mortgage Corporation	MFH	—Multi-Family Housing

FNMA	—Federal National Mortgage Association	PCFA	—Pollution Control Financing Authority

FSA	—Financial Security Assurance	PCR	—Pollution Control Revenue

GEMICO	—General Electric Mortgage Insurance Company	RIBS	—Residual Interest Bonds

GIC	—Guaranteed Investment Contract	VRDD	—Variable Rate Demand Note

GNMA	—Government National Mortgage	VRWE	—Variable Rate Wednesday Demand

		XLCA	—XL Capital Assurance

Abbreviations may or may not appear in the Schedule of Investments.

16 Smith Barney Muni Funds | 2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	September 30, 2004

ASSETS:
Investments, at value (Cost — $198,219,988)	$207,524,203
Receivable for securities sold	7,734,323
Interest receivable	4,839,505
Receivable from broker — variation margin	284,375
Receivable for Fund shares sold	24,354
Prepaid expenses	14,151

Total Assets	220,420,911

LIABILITIES:
Management fee payable	90,478
Bank overdraft	85,210
Payable for Fund shares reacquired	76,650
Distribution plan fees payable	23,680
Accrued expenses	54,654

Total Liabilities	330,672

Total Net Assets	$220,090,239

NET ASSETS:
Par value of shares of beneficial interest
($0.001 par value, unlimited shares authorized)	$16,938
Capital paid in excess of par value	219,112,475
Undistributed net investment income	310,106
Accumulated net realized loss from investment transactions and futures contracts	(6,783,183)
Net unrealized appreciation of investments and futures contracts	7,433,903

Total Net Assets	$220,090,239

Shares Outstanding:
Class A	12,690,837

Class B	2,752,787

Class C	1,494,064

Net Asset Value:
Class A (and redemption price)	$13.00

Class B *	$12.97

Class C *	$12.97

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.00%)	$13.54

*   Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

17 Smith Barney Muni Funds | 2004 Semi-Annual Report

Statement of Operations (unaudited)

For the Six Months Ended September 30, 2004

INVESTMENT INCOME:
Interest	$ 6,627,524

EXPENSES:
Management fee (Note 2)	567,945
Distribution plan fees (Notes 2 and 4)	322,586
Transfer agency services (Notes 2 and 4)	21,056
Custody	17,216
Shareholder communications (Note 4)	17,202
Audit and legal	13,590
Registration fees	6,640
Trustees’ fees	1,465
Other	2,691

Total Expenses	970,391
Less: Management fee waiver (Notes 2 and 8)	(15,029)

Net Expenses	955,362

Net Investment Income	5,672,162

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	52,385
Futures contracts	(515,007)

Net Realized Loss	(462,622)

Net Decrease in Unrealized Appreciation on Investments
and Futures Contracts	(2,397,088)

Net Loss on Investments and Futures Contracts	(2,859,710)

Increase in Net Assets From Operations	$ 2,812,452

See Notes to Financial Statements.

18 Smith Barney Muni Funds | 2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2004 (unaudited)
and the Year Ended March 31, 2004

	September 30	March 31

OPERATIONS:
Net investment income	$5,672,162	$11,792,426
Net realized loss	(462,622)	(3,006,836)
Net decrease in unrealized appreciation	(2,397,088)	(461,885)

Increase in Net Assets From Operations	2,812,452	8,323,705

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 1 AND 5):
Net investment income	(5,534,759)	(11,957,571)

Decrease in Net Assets From
Distributions to Shareholders	(5,534,759)	(11,957,571)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	7,658,176	43,530,522
Net asset value of shares issued for
reinvestment of distributions	2,127,920	4,379,778
Cost of shares reacquired	(23,885,365)	(47,334,136)

Increase (Decrease) in Net Assets From
Fund Share Transactions	(14,099,269)	576,164

Decrease in Net Assets	(16,821,576)	(3,057,702)
NET ASSETS:
Beginning of period	236,911,815	239,969,517

End of period*	$220,090,239	$236,911,815

* Includes undistributed net investment income of:	$310,106	$172,703

See Notes to Financial Statements.

19 Smith Barney Muni Funds | 2004 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares(1)	2004(2)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$13.16		$13.36	$13.06	$13.34	$12.70	$13.70

Income (Loss) From Operations:
Net investment income	0.34		0.68	0.71	0.71 (3)	0.69	0.69
Net realized and unrealized gain (loss)	(0.17)		(0.20)	0.29	(0.29) (3)	0.65	(1.01)

Total Income (Loss) From Operations	0.17		0.48	1.00	0.42	1.34	(0.32)

Less Distributions From:
Net investment income	(0.33)		(0.68)	(0.70)	(0.70)	(0.70)	(0.68)

Total Distributions	(0.33)		(0.68)	(0.70)	(0.70)	(0.70)	(0.68)

Net Asset Value, End of Period	$13.00		$13.16	$13.36	$13.06	$13.34	$12.70

Total Return(4)	1.31	%‡	3.69%	7.76%	3.15%	10.83%	(2.25)%

Net Assets, End of Period (millions)	$165		$174	$167	$164	$162	$151

Ratios to Average Net Assets:
Expenses(5)	0.70	%†(6)	0.71%	0.72%	0.72%	0.73%	0.74%
Net investment income	5.12	†	5.07	5.30	5.27 (3)	5.36	5.32

Portfolio Turnover Rate	4%		29%	45%	41%	27%	56%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended September 30, 2004 (unaudited).
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.85%.
(6)	The investment manager waived a portion of its management fee for the six months ended September 30, 2004. If such fee were not waived, the annualized expense ratio would have been 0.71% for the six months ended September 30, 2004.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

20 Smith Barney Muni Funds | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class B Shares(1)	2004(2)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$13.13		$13.33	$13.04	$13.32	$12.70	$13.69

Income (Loss) From Operations:
Net investment income	0.30		0.60	0.64	0.64 (3)	0.62	0.62
Net realized and unrealized gain (loss)	(0.16)		(0.18)	0.28	(0.29) (3)	0.63	(1.00)

Total Income (Loss) From Operations	0.14		0.42	0.92	0.35	1.25	(0.38)

Less Distributions From:
Net investment income	(0.30)		(0.62)	(0.63)	(0.63)	(0.63)	(0.61)

Total Distributions	(0.30)		(0.62)	(0.63)	(0.63)	(0.63)	(0.61)

Net Asset Value, End of Period	$12.97		$13.13	$13.33	$13.04	$13.32	$12.70

Total Return(4)	1.05	%‡	3.19%	7.19%	2.67%	10.14%	(2.70)%

Net Assets, End of Period (millions)	$36		$43	$53	$52	$53	$59

Ratios to Average Net Assets:
Expenses(5)	1.22	%†(6)	1.23%	1.24%	1.22%	1.25%	1.26%
Net investment income	4.60	†	4.56	4.79	4.76 (3)	4.84	4.80

Portfolio Turnover Rate	4%		29%	45%	41%	27%	56%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended September 30, 2004 (unaudited).
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.77%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.35%.
(6)	The investment manager waived a portion of its management fee for the six months ended September 30, 2004. If such fee were not waived, the annualized expense ratio would have been 1.24% for the six months ended September 30, 2004.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

21 Smith Barney Muni Funds | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class C Shares(1)(2)	2004(3)		2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period

$13.13

$13.33

				$13.04	$13.33	$12.70	$13.69

Income (Loss) From Operations:
Net investment income	0.30		0.60	0.63	0.63 (4)	0.61	0.61
Net realized and unrealized gain (loss)	(0.17)		(0.19)	0.29	(0.29) (4)	0.65	(1.00)

Total Income (Loss) From Operations	0.13		0.41	0.92	0.34	1.26	(0.39)

Less Distributions From:
Net investment income	(0.29)		(0.61)	(0.63)	(0.63)	(0.63)	(0.60)

Total Distributions	(0.29)		(0.61)	(0.63)	(0.63)	(0.63)	(0.60)

Net Asset Value, End of Period	$12.97		$13.13	$13.33	$13.04	$13.33	$12.70

Total Return(5)	1.02	%‡	3.12%	7.14%	2.55%	10.16%	(2.78)%

Net Assets, End of Period (millions)	$19		$20	$20	$17	$14	$13

Ratios to Average Net Assets:
Expenses(6)	1.26	%†(7)	1.27%	1.30%	1.28%	1.31%	1.32%
Net investment income	4.57	†	4.51	4.73	4.72 (4)	4.78	4.74

Portfolio Turnover Rate	4%		29%	45%	41%	27%	56%

(1)	Effective April 29, 2004, Class L shares were renamed Class C Shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended September 30, 2004 (unaudited).
(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.40%.
(7)	The investment manager waived a portion of its management fee for the six months ended September 30, 2004. If such fee were not waived, the annualized expense ratio would have been 1.28% for the six months ended September 30, 2004.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

22 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Florida Portfolio (“Fund”) ,a separate investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and

23 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the Fund’s basis in the contracts.The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Florida, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Florida.

(d) Investment Transactions and Investment Income. Security transactions are accounted for on trade date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of securities are calculated by using the specific identification method.

(e) Class Accounting. Class specific expenses are charged to each class; management fees and general fund expenses, income, gains and/or losses are allocated on the basis of relative net assets of each class or on another reasonable basis.

(f ) Federal Income Taxes. It is the Fund policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(g) Exempt-Interest Dividends and Other Distributions. The Fund intends to satisfy conditions that will enable interest from municipal securities,which is exempt from regular Federal income tax and from designate state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. It is the Fund’s policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund.The

24 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Fund pays SBFM a management fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets.This fee is calculated daily and paid monthly.

During the six months ended September 30, 2004, SBFM waived a portion of its management fee of $15,029.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2004, the Fund paid transfer agent fees of $19,058 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

On February 2, 2004, the initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

There is a maximum initial sales charge of 4.00% for Class A shares.There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment.This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate.These purchases do not incur an initial sales charge.

For the six months ended September 30,2004,CGM received sales charges of approximately $52,000 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2004, CDSCs paid to CGM were approximately:

	Class A	Class B

CDSCs	$8,000	$40,000

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

25 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3. Investments

During the six months ended September 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$ 9,555,449

Sales	29,884,548

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,790,439
Gross unrealized depreciation	(2,486,224)

Net unrealized appreciation	$9,304,215

At September 30, 2004, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss

Contracts to Sell:
20 Year, 6.000%
U.S. Treasury Bond	700	12/04	$76,682,813	$78,553,125	$(1,870,312)

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class.The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rates of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C

Rule 12b-1 Distribution Plan Fees	$126,214	$126,772	$69,600

26 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C

Transfer Agency Service Expenses	$14,989	$4,299	$1,768

For the six months ended September 30, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C

Shareholder Communication Expenses	10,431	4,758	2,013

5. Distributions Paid to Shareholders by Class

	Six Months Ended	Year Ended
	September 30, 2004	March 31, 2004

Net Investment Income
Class A	$4,217,217	$8,774,091
Class B	873,551	2,265,799
Class C	443,991	917,681

Total	$5,534,759	$11,957,571

6. Shares of Beneficial Interest

At September 30, 2004, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	September 30, 2004		March 31, 2004

	Shares	Amount	Shares	Amount

Class A
Shares sold	498,885	$6,514,716	2,639,562	$35,169,828
Shares issued on reinvestment	122,013	1,593,137	231,933	3,082,080
Shares reacquired	(1,143,778)	(14,988,132)	(2,177,397)	(29,002,185)

Net Increase (Decrease)	(522,880)	$(6,880,279)	694,098	$9,249,723

27 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended		Year Ended
	September 30, 2004		March 31, 2004

	Shares	Amount	Shares	Amount

Class B
Shares sold	56,317	$736,943	431,845	$5,756,592
Shares issued on reinvestment	24,104	313,968	63,184	838,064
Shares redeemed	(594,361)	(7,759,229)	(1,204,568)	(15,992,117)

Net Decrease	(513,940)	$(6,708,318)	(709,539)	$(9,397,461)

Class C*
Shares sold	31,156	$406,517	196,005	$2,604,102
Shares issued on reinvestment	16,947	220,815	34,674	459,634
Shares redeemed	(87,145)	(1,138,004)	(176,549)	(2,339,834)

Net Increase (Decrease)	(39,042)	$(510,672)	54,130	$723,902

*Effective April 29, 2004, Class L shares were renamed as Class C shares.

7. Capital Loss Carryforward

On March 31, 2004, the Fund had a net capital loss carryforward of $2,227,000, of which $769,000 expires in 2009 and $1,458,000 expires in 2012.This amount will be available to offset like amounts of any future taxable gains.

8. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”),the Citigroup business unit that includes the Fund’s investment manager and other investment advisory companies;Citicorp Trust Bank (“CTB”),an affiliate of CAM; Thomas W.Jones,the former CEO of CAM;and two other individuals,one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services.The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate.The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

28 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

9. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds.The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds.The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions.The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation

29 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

30 Smith Barney Muni Funds | 2004 Semi-Annual Report

SMITH BARNEY

MUNI FUNDS

TRUSTEES
Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Jay Gerken, CFA
   Chairman
Richard E. Hanson, Jr.
Paul Hardin Roderick
C. Rasmussen
John P. Toolan

OFFICERS
Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Robert J. Brault
Chief Financial Officer
and Treasurer

Peter M. Coffey
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and Chief
Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
   Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
   Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

Smith Barney Muni Funds

Florida Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Muni Funds —Florida Portfolio, but it may also be used as sales literature when preceded or accompanied by a current prospectus.

SMITH BARNEY MUNI FUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0787 11/04       04-7392

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the
              Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
              procedures required by Rule 30a-3(b) under the 1940 Act and
              15d-15(b) under the Securities Exchange Act of 1934.

         (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year
              (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

              Exhibit 99.CERT      Certifications pursuant to section 302 of the
                                   Sarbanes-Oxley Act of 2002

              Exhibit 99.906CERT   Certifications pursuant to Section 906 of the
                                   Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY MUNI FUNDS

By:      /s/ R. Jay Gerken
         -----------------------------
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY MUNI FUNDS

Date:    December 7, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         ------------------------------
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY MUNI FUNDS

Date:    December 7, 2004

By:      /s/ Robert J. Brault
         ------------------------------
         Robert J. Brault
         Chief Financial Officer of
         SMITH BARNEY MUNI FUNDS

Date:    December 7, 2004